Property and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
10.1. Accounting policy
All property and equipment are stated at historical cost less accumulated depreciation and impairment losses, if any (Note 10.5). Historical cost includes expenditures that are directly attributable to the acquisition of the items and, if applicable, net of tax credits. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item is material and can be measured reliably. All other repairs and maintenance expenditures are charged to profit or loss during the period in which they are incurred. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.
Assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting date and adjusted prospectively, if appropriate. Gains and losses on disposals or derecognition are determined by comparing the disposal proceeds (if any) with the carrying amount and are recognized in profit or loss. The Group also derecognizes Pin Pads & POS held by customers that have not been used in the past 180 or 360 days, depending on the category of customer.
10.2. Significant judgments, estimates and assumptions
Property and equipment assets include the preparation of estimates to determine the useful life for depreciation purposes. Useful life determination requires estimates in relation to the expected technological advances and alternative uses of assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and nature of future technological advances are difficult to predict.
The Group evaluated the useful life of Property and equipment assets and concluded that no change on the estimates of useful life and residual value of this assets was necessary for the year ended December 31, 2024.
The estimated useful lives for the Property and equipment are substantially as follows:

Estimated useful lives (years)

Pin Pads & POS	5
IT equipment	3 – 10
Facilities	5 – 10
Furniture and fixtures	10
Machinery and equipment	5 – 10
Vehicles and airplanes	2 – 10
10.3. Changes in Property and equipment

	December 31, 2023	Additions	Disposals (a)	Transfers	Effects of changes in foreign exchange rates	Business combination (b)	December 31, 2024

Cost
Pin Pads & POS	2,359,314	682,308	(107,770)	—	—	—	2,933,852
IT equipment	295,330	34,252	(32,050)	2,782	49	423	300,786
Facilities	77,594	6,583	(559)	19,609	—	—	103,227
Machinery and equipment	23,950	3,863	(4,935)	575	(1)	—	23,452
Furniture and fixtures	22,684	930	(268)	3,006	11	15	26,378
Vehicles and airplane	27,175	346	(47)	—	5	—	27,479
Construction in progress	30,962	28,265	(3,568)	(25,972)	—	—	29,687
Right-of-use assets - Equipment	4,880	—	(197)	—	—	—	4,683
Right-of-use assets - Vehicles	31,976	18,368	(29,271)	—	—	—	21,073
Right-of-use assets - Offices	179,154	89,022	(24,870)	—	117	—	243,423
	3,053,019	863,937	(203,535)	—	181	438	3,714,040
Accumulated depreciation
Pin Pads & POS	(1,065,406)	(535,996)	91,370	—	—	—	(1,510,032)
IT equipment	(172,517)	(55,960)	29,150	—	(204)	—	(199,531)
Facilities	(30,507)	(14,313)	544	—	638	—	(43,638)
Machinery and equipment	(20,039)	(6,890)	4,814	—	1,413	—	(20,702)
Furniture and fixtures	(6,798)	(2,390)	51	—	(34)	—	(9,171)
Vehicles and airplane	(5,468)	(3,092)	35	—	(15)	—	(8,540)
Right-of-use assets - Equipment	(1,150)	(53)	197	—	—	—	(1,006)
Right-of-use assets - Vehicles	(23,302)	(14,839)	28,384	—	—	—	(9,757)
Right-of-use assets - Offices	(65,935)	(34,879)	23,117	—	31	—	(77,666)
	(1,391,122)	(668,412)	177,662	—	1,829	—	(1,880,043)

Property and equipment, net	1,661,897	195,525	(25,873)	—	2,010	438	1,833,997

(a)Includes Pin Pad & POS derecognized for not being used by customers after a period of time. Includes also impairment losses of PinPads & POS in the amount of R$ 4,679 for cost and R$ 2,403 for accumulated depreciation.
(b)More details in Note 23.3.

	December 31, 2022	Additions	Disposals	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	December 31, 2023

Cost
Pin Pads & POS	1,948,382	563,884	(152,952)	—	—	—	2,359,314
IT equipment	262,405	51,743	(27,612)	8,754	165	(125)	295,330
Facilities	91,820	2,488	(20,846)	4,669	(68)	(469)	77,594
Machinery and equipment	23,521	4,241	(2,702)	—	(93)	(1,017)	23,950
Furniture and fixtures	24,150	1,025	(3,413)	960	(16)	(22)	22,684
Vehicles and airplane	27,296	49	(14)	—	(5)	(151)	27,175
Construction in progress	50,320	192	(5,167)	(14,383)	—	—	30,962
Right-of-use assets - Equipment	4,823	64	(7)	—	—	—	4,880
Right-of-use assets - Vehicles	43,794	3,785	(15,603)	—	—	—	31,976
Right-of-use assets - Offices	205,450	29,405	(56,255)	—	—	554	179,154
	2,681,961	656,876	(284,571)	—	(17)	(1,230)	3,053,019
Accumulated depreciation
Pin Pads & POS	(740,468)	(455,632)	130,694	—	—	—	(1,065,406)
IT equipment	(145,406)	(53,143)	26,027	—	—	5	(172,517)
Facilities	(37,739)	(13,671)	20,618	—	—	285	(30,507)
Machinery and equipment	(18,571)	(4,463)	2,495	—	—	500	(20,039)
Furniture and fixtures	(7,054)	(2,316)	2,560	—	—	12	(6,798)
Vehicles and airplane	(2,437)	(3,123)	51	—	—	41	(5,468)
Right-of-use assets - Equipment	(1,031)	(129)	10	—	—	—	(1,150)
Right-of-use assets - Vehicles	(21,663)	(15,988)	14,349	—	—	—	(23,302)
Right-of-use assets - Offices	(66,414)	(36,846)	36,858	—	—	467	(65,935)
	(1,040,783)	(585,311)	233,662	—	—	1,310	(1,391,122)

Property and equipment, net	1,641,178	71,565	(50,909)	—	(17)	80	1,661,897
10.4. Depreciation and amortization charges
Depreciation and amortization expense has been charged to the consolidated statement of profit or loss as follows:

	2024	2023	2022

Cost of services	688,491	606,639	529,793
General and administrative expenses	222,169	229,394	226,353
Selling expenses	38,734	42,148	43,879
Other income (expenses), net	—	—	301
Depreciation and Amortization charges	949,394	878,181	800,326
Depreciation charge	668,412	585,311	513,413
Amortization charge (Note 11.3)	280,982	292,870	286,913
Depreciation and Amortization charges	949,394	878,181	800,326
10.5. Impairment test
As of December 31, 2024, 2023 and 2022, there were no indicators of impairment of property and equipment. Property and equipment were tested for impairment at the Cash Generating Units (“CGUs”) level in connection with intangible assets and investments in associates (Note 11.4).